Note 16 - Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Note 16 - Stockholders' Equity (Deficit) - Assumptions for Black Scholes Model

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	3.93% - 4.33%
Expected term	4.25 - 5 Years

Dividend Yield	0%
Expected Volatility	75%
Risk- free interest rate	4.09%
Expected term	5 Years